Taxes on Income (Narratives) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2008	Dec. 31, 2021 USD ($)	Dec. 31, 2015 USD ($)
Deferred income taxes [Line Items]
Income tax rate	23.00%	23.00%	23.00%	23.00%
Percentage of corporate tax rate eligibility	6.00%	6.00%
Temporary difference related to distribution of a dividend from exempt income in respect of which deferred taxes were not recognized | ₪	₪ 950
The amount of deferred taxes which were not recognized | ₪	₪ 305
Carryforward tax losses of subsidiaries for which deferred taxes recorded			$ 418,000,000			$ 286,000,000
Carryforward tax losses to future years of subsidiaries for which deferred taxes not recorded						338,000,000
Carryforward tax losses for which deferred taxes were not recorded			392,000,000
Capital losses for which deferred taxes were not recorded		$ 161,000,000	163,000,000
Royalty percentage for resources produced from the quarries	5.00%	5.00%
Adjusted taxable profit based on the mineral operating income	The taxable profit is based on the mineral operating income, as adjusted, after a deduction of 5% of the mineral’s year end working capital, and an amount that reflects a yield of 14% on the value of property, plant and equipment used for production and sale of the quarried material (hereinafter – Yield).	The taxable profit is based on the mineral operating income, as adjusted, after a deduction of 5% of the mineral’s year end working capital, and an amount that reflects a yield of 14% on the value of property, plant and equipment used for production and sale of the quarried material (hereinafter – Yield).
Description of progressive tax based on yield	On the tax base, as stated, a progressive tax will be imposed at a rate to be determined based on the Yield in that year. For a Yield between 14% and 20%, Natural Resources Tax will be imposed at the rate of 25%, while Yield in excess of 20% will be subject to Natural Resources Tax at the rate of 42%. In years in which the Natural Resources Tax base is negative, the negative amount will be carried forward from year to year and will constitute a tax shield in the succeeding tax year. The above computations, including the right to use prior years’ losses, are made separately, without considering setoffs, for each natural resource production and sale activity.	On the tax base, as stated, a progressive tax will be imposed at a rate to be determined based on the Yield in that year. For a Yield between 14% and 20%, Natural Resources Tax will be imposed at the rate of 25%, while Yield in excess of 20% will be subject to Natural Resources Tax at the rate of 42%. In years in which the Natural Resources Tax base is negative, the negative amount will be carried forward from year to year and will constitute a tax shield in the succeeding tax year. The above computations, including the right to use prior years’ losses, are made separately, without considering setoffs, for each natural resource production and sale activity.
Amount of magnesium charge DSW per tone		$ 100
Fair value of property, plant and equipment							$ 6,000,000,000
Percentage of revenue generates from bromine compounds sales	12.00%	12.00%
Percentage of revenue generates from downstream phosphate products sales	12.00%	12.00%
Operating income		$ 1,210,000,000	202,000,000	$ 756,000,000
Value of the property, plant and equipment			$ 5,550,000,000			$ 5,754,000,000
Increase In Tax Liabilities		237,000,000
Demand for payment of surplus profit levy by Israeli Tax Authority		$ 77,000,000
Tax provision | ₪	₪ 47
Maximum [Member]
Deferred income taxes [Line Items]
Corporate tax rate	70.00%	70.00%
Minimum [Member]
Deferred income taxes [Line Items]
Corporate tax rate	40.00%	40.00%
ICL Belgium [Member]
Deferred income taxes [Line Items]
Tax assessment in respect of prior tax years		$ 105,000,000
Settlement Agreement Between Company And Ita [Member]
Deferred income taxes [Line Items]
Amount paid for complete settlement of all claims		$ 30,000,000
IRELAND [Member]
Deferred income taxes [Line Items]
Reduced tax rate percentage					11.50%
Israel [Member] | Preferred Enterprises Located In Development Area [Member]
Deferred income taxes [Line Items]
Income tax rate	7.50%	7.50%
Israel [Member] | Preferred Enterprises Located In Rest Of Country [Member]
Deferred income taxes [Line Items]
Income tax rate	16.00%	16.00%